Turnover (Tables)	12 Months Ended
Jun. 30, 2021
Turnover
Schedule of revenue by major product line

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Turnover
Revenue by major product line
Energy business	65 676	67 415	85 536
Coal[1]	2 025	1 343	3 222
Liquid fuels and crude oil[2]	58 265	60 119	76 328
Gas (methane rich and natural gas) and condensate[3]	5 386	5 953	5 986
Chemicals business	133 136	119 840	114 832
Advanced materials[4]	7 380	7 200	7 349
Base chemicals[5]	45 684	40 262	34 967
Essential care[6]	44 314	40 112	41 084
Performance solutions[7]	35 758	32 266	31 432
Other (Technology, refinery services)[9]	2 288	2 313	2 308
Revenue from contracts with customers	201 100	189 568	202 676
Revenue from other contracts[8]	810	799	900
	201 910	190 367	203 576
1	Derived from Mining segment.
2	Derived from Fuels segment.
3	Derived from Gas segment.
4

Approximately 37% (2020 – 29%; 2019 – 28%) of revenue from advanced materials is derived from Chemicals Africa while 52% (2020 - 56%; 2019 - 57%) is derived from Chemicals Eurasia and the remaining revenue is derived from Chemicals America.

5

Approximately 59% (2020 – 59%; 2019 – 74%) of revenue from base chemicals is derived from Chemicals Africa while 33% (2020 – 29%; 2019 – 18%) is derived from Chemicals America and the remaining revenue is derived from Chemicals Eurasia.

6	Approximately 70% of revenue from essential care products is derived from Chemicals Eurasia and approximately 30% is derived from Chemicals America for all three years presented.
7	Approximately 70% of revenue from performance solutions is derived from Chemicals Eurasia and approximately 15% from Chemicals America and Chemicals Africa each for all three years presented.
8	Relates to the Fuels segment and includes franchise rentals, use of fuel tanks and fuel storage.
9	Relates to the Gas and Fuels segments.